Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Operating
Net income (loss)	$ 7,045	$ (2,322)
Adjustments for items not involving cash:
Non-cash items	4,971	8,207
Non-cash cost of shares issuance		565
Changes in non-cash working capital:
Increase in amounts receivable	(48)	(2,080)
Increase in inventories	(868)	(2,157)
Increase in prepaid and other assets	(96)	(874)
Increase in amounts payable and accrued liabilities	5,340	1,180
Increase in income tax payable	983	436
Cash provided by operating activities	17,327	2,955
Investing
Exploration and evaluation assets and expenditures	(1,864)	229
Proceeds from gold sales pre-adoption of amendments to IAS 16		535
Purchase of mineral property, plant and equipment	(15,923)	(12,694)
Increase in other long-term assets	(85)	(1,938)
Cash used in investing activities	(17,872)	(13,868)
Financing
Proceeds from issuance of shares and warrants	110	7,147
Issuance costs paid	(170)	(750)
Withholding taxes on settlement of share-based compensation payments	(127)	(455)
Lease payments	(115)
Cash (used in) provided by financing activities	(302)	5,942
Net decrease in cash	(847)	(4,971)
Cash at beginning of the period	8,476	13,447
Cash at end of the period	7,629	8,476
Income taxes paid in cash	$ 62